RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 - RELATED PARTY TRANSACTIONS

Employment Agreements and Due to Officers/Founders:

In March 2018, Quoin Inc. executed employment agreements with both of its officers who are also co-founders of Quoin Inc. The employment agreements for both officers/founders allow for a onetime expense that covers the salaries they would have otherwise been paid for efforts they undertook in the periods since inception. The salaries and benefits allowances provided for under the employment agreements began to accrue as the services were being provided by the officers/founders and are included in Due to Officers on the accompanying balance sheet.

Since the Merger closing, the Company is approved to pay and has been repaying amounts due to officers/founders at a rate of $25,000 each per month.

Amounts due to officers at September 30, 2022 and December 31, 2021 consisted of the following:

	September 30,	December 31,
	2022	2021
Salaries and other compensation	$4,108,500	$4,108,500
Invoices paid on behalf of the Company	165,233	615,232
Total	4,273,733	4,723,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	$3,673,733	$4,123,732

Expenses:

Research and development expense to a related party, incurred in the three and nine months ended September 30, 2022 and 2021 was approximately $12,000 and $0 and $36,000 and $0, respectively.

For the nine months ended September 30, 2021, the Company paid a consulting fee of $100,000 to a board member.